Sarah R. Crespi

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1283

sarah.crespi@blackrock.com

March 2, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares iBonds 2029 Term High Yield and Income ETF, each dated March 1, 2022, do not differ from those contained in Post-Effective Amendment No. 2,526 to the Trust’s Registration Statement on Form N-1A, filed electronically on March 1, 2022.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary